Intangible Assets and Goodwill (Details) - Schedule of impairment testing, intangible assets and goodwill - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Total intangible assets	£ 42,674	£ 3,967	£ 3,188
Goodwill
Total goodwill	218,840	22,693
UK [Member]
Intangible assets
Total intangible assets	32,696	3,967	3,188
Goodwill
Total goodwill	136,833	22,693
Europe [Member]
Intangible assets
Total intangible assets	5,096
Goodwill
Total goodwill	82,007
Cazana [Member]
Intangible assets
Total intangible assets	4,304
Goodwill
Total goodwill
Swipcar [Member]
Intangible assets
Total intangible assets	578
Goodwill
Total goodwill